Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity securities, Fair Value	$ 43,493	$ 45,140
Securities, pledged as collateral	1,000	856
Mortgage loans, carried at fair value	$ 3,110	$ 4,774
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	380,534,801	339,859,034
Time deposits greater than 250,000	$ 2,600	$ 5,000
Held-to-maturity Securities [Member]
Securities, pledged as collateral		526
Available-for-Sale Securities [Member]
Securities, pledged as collateral	1,018	330
Trading Securities [Member]
Securities, pledged as collateral	$ 121	$ 157